Share Capital and Dividends (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital
As at March 31, 2021, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance as at April 1, 2020	50,904,533	191,820	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	458,071	1,686	—	—
Exercise of stock options	3,500	14	152,632	470
Settlement of deferred share units	7,718	32	—	—
As at March 31, 2021	51,373,822	193,552	7,321,616	3,985

Summary of Transaction Activity Related to Class of Shares

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance as at April 1, 2019	48,496,492	183,346	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	—	407	—	—
Business acquisition of Matricis	473,646	1,800	—	—
Business acquisition of Travercent	1,274,510	3,870	—	—
Business acquisition of Askida	600,384	2,173	—	—
Exercise of stock options	53,987	201	—	—
Settlement of DSU	5,514	23	—	—
As at March 31, 2020	50,904,533	191,820	7,168,984	3,515

Summary of Option Activity

As at	March 31, 2021		March 31, 2020
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		$		$
Beginning balance as at April 1, 2020	3,172,289	3.72	2,623,542	3.80
Granted	755,000	2.26	970,500	3.63
Forfeited	(130,163)	4.93	(137,151)	4.88
Expired	(115,813)	5.93	(230,615)	3.66
Exercised	(156,132)	1.92	(53,987)	3.10
Ending balance as at March 31, 2021	3,525,181	3.37	3,172,289	3.72
Exercisable at year end	1,580,444	3.44	1,513,789	3.43

Schedule of Share Options Outstanding and Exercisable
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2021		March 31, 2020
Exercise price (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.90	210,528	2.50	363,160	2.45
1.92	100,000	1.00	100,000	2.00
2.21	115,000	3.02	115,000	4.02
2.26	570,000	9.23	—	—
2.46	100,000	2.00	100,000	3.00
2.87	120,000	4.09	120,000	5.09
2.96	182,500	5.01	186,000	6.01
3.29	—	—	2,000	6.67
3.64	418,000	8.23	418,000	9.23
3.65	85,000	1.37	85,000	2.38
3.80	227,500	6.14	249,500	7.14
3.90	20,000	7.88	20,000	8.88
4.50	459,000	7.59	463,000	8.59
	2,607,528	6.30	2,221,660	6.12

As at	March 31, 2021		March 31, 2020
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	185,000	9.24	—	—
2.26 to 3.85	532,550	6.98	599,960	7.98
3.86 to 4.45	20,856	0.89	23,240	1.74
4.59 to 4.85	47,672	0.49	154,141	1.10
4.90 to 5.45	131,575	1.00	173,288	2.42
	917,653	6.09	950,629	5.70

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The number of Alithya stock options granted to employees during the year, the related compensation expense recorded, and the assumptions used to determine share-based compensation expense, using the Black-Scholes stock option pricing model, were as follows:

Year ended	March 31,
	2021	2020
Compensation expense related to the options granted	156	318
Number of stock options granted	755,000	970,500
Weighted average fair value of options granted	$0.81	$1.13
Aggregate fair value of options granted	609	1,096
Weighted average assumptions
Share price	$2.26	$3.63
Exercise price	$2.26	$3.63
Risk-free interest rate	0.46%	1.79%
Expected volatility*	34.9%	30.0%
Dividend yield	—	—
Expected option life (years)	6.6	5.7
Vesting conditions – time (years)	3.3	2.7

* Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Summary of Share based Compensation

Total share-based compensation expense for the years ended March 31, 2021 and 2020 is summarized as follows:

Year ended	March 31,
	2021	2020
	$	$
Stock option plan	700	745
Share purchase plan – employer contribution	653	633
Share-based compensation on shares vested during the period, issued on business acquisitions	4,051	1,868
Deferred share units	523	305
Restricted share units	314	—
	6,241	3,551